Summary of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUMMARY OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1 – SUMMARY OF BUSINESS AND BASIS OF PRESENTATION

Organization and Business

Cruzani, Inc. is a franchise development company that builds and represents popular franchise concepts, and other related businesses, throughout the United States as well as international markets. Cruzani, Inc. was originally formed as a limited liability company on February 5, 1999 under the name The Powerhouse, L.L.C. pursuant to the laws of the State of Oklahoma. On November 9, 2006, Powerhouse Productions, L.L.C. filed Articles of Conversion changing the entity from a limited liability company to a corporation under the name Harcom Productions, Inc. On January 25, 2010, Articles of Merger were filed with the State of Oklahoma merging U.S. Highland, Inc., an Oklahoma corporation into Harcom Productions, Inc. and the name of the corporation was changed to US Highland, Inc. US Highland, Inc. was a recreational power sports Original Equipment Manufacturer (“OEM”), developing motorcycles, quads, single cylinder engines, and v-twin engines under its own brand and for other OEMs. During 2017, the Company exited the recreational power sports OEM and leisure activity vehicles markets.

On June 29, 2018, the Company filed Amended and Restated Articles of Incorporation with the State of Nevada to change its name to Cruzani, Inc. Consistent with the Company’s new name, the Company changed the composition of its business direction. Supreme Sweets Acquisition Corp., a subsidiary of the Company, was renamed Oventa, Inc. (“Oventa”). Oventa operates in a 39,000 sq. foot, commercial bakery located in Toronto, Ontario, Canada, which was established in March 2015 by Mario Parravano and Barbara Parravano (collectively, the “Founders”). Oventa operates in west-end Toronto at the junction of two major Toronto highways, fronting the Q.E.W. corridor, 10 minutes from downtown Toronto, and only 10 minutes from Pearson International Airport. Oventa’s high speed bread, pastry and donut lines, spiral and walk-in coolers and freezers, tunnel, revolving, and deck ovens, and equipment to produce virtually any bakery or snack product are in place and operational. There is considerable room to expand on the property. Oventa services local coffee shops and manufactures private label products for customers in Canada and the U.S.

Ovanta will be the second, major operational focus of the Company. The acquisition of Oventa is in addition to the acquisition of TruFood Provisions Co., which is being rebranded and will launch in 2019.

On September 27, 2017, the Company entered into a stock purchase agreement, for the acquisition of a majority interest in Recipe Food Co. of Toronto (“Recipe Food Co.”). The Company believes that this arrangement will provide a stronger basis for growth and innovation. Recipe Food Co. will operate as a majority owned subsidiary of Cruzani, and Recipe Food Co. will continue to be led by its founder, Dee Gibson. The Company formally completed the closing of the asset purchase agreement on October 2, 2018, completing its acquisition of a majority interest in Recipe Food.

Basis of Presentation

The Company’s unaudited consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, USH Distribution Corp., Powersports Brand Alliance, Inc., and Supreme Sweets Acquisition Corp. All significant intercompany transactions and balances have been eliminated.

The unaudited consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and reflect all adjustments (consisting of normal recurring adjustments unless otherwise indicated) which, in the opinion of management, are necessary for a fair presentation of the results for the interim periods presented. Certain prior year amounts have been reclassified to conform to current year presentation.

Certain information in footnote disclosures normally included in the financial statements were prepared in conformity with accounting principles generally accepted in the United States of America and have been condensed or omitted pursuant to such principles and the financial results for the periods presented may not be indicative of the full year’s results. The Company believes the disclosures are adequate to make the information presented not misleading.

These financial statements should be read in conjunction with the Company’s audited financial statements and the notes thereto for the fiscal year ended December 31, 2017 included in the Company’s Annual Report on Form 10-K filed with the SEC on April 4, 2018 and as amended on October 17, 2018 (the “2017 Annual Report”).

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

Certain reclassifications have been made to the prior year financial information to conform to the presentation used in the financial statements for the year ended September 30, 2018.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Oventa, Inc. and TruFood Provisions Co. All financial information has been prepared in conformity with accounting principles generally accepted in the United States of America. All significant intercompany transactions and balances have been eliminated.

Revenue Recognition

Revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration that an entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods. The Company applies the following five-step model in order to determine this amount: (i) identification of the promised goods in the contract; (ii) determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied. Generally, the Company’s performance obligations are transferred to customers at a point in time, typically upon delivery.

Recently issued accounting pronouncements

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

1.	Summary of Business and Basis of Presentation

Organization and Business

Cruzani, Inc. was originally formed as a limited liability company on February 5, 1999 under the name The Powerhouse, L.L.C. pursuant to the laws of the State of Oklahoma. On November 9, 2006, Powerhouse Productions, L.L.C. filed Articles of Conversion changing the entity from a limited liability company to a corporation under the name Harcom Productions, Inc. On January 25, 2010, Articles of Merger were filed with the State of Oklahoma merging U.S. Highland, Inc., an Oklahoma corporation into Harcom Productions, Inc. and the name of the corporation was changed to US Highland, Inc. US Highland, Inc. (the “Company”) is a recreational power sports Original Equipment Manufacturer (“OEM”), developing motorcycles, quads, single cylinder engines, and v-twin engines under its own brand and for other OEMs. During 2017, the Company exited the recreational power sports OEM and leisure activity vehicles markets.

On March 8, 2018, the Company entered the fast-casual restaurant space through its share-exchange acquisition of TruFood Provision Co., a healthy dining establishment that plans to expand across the south east. TruFood Provision Co. is a healthy dining pure play, and positions the Company in the rapidly growing healthy eating space.

Basis of Presentation

The consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and reflect all adjustments (consisting of normal recurring adjustments unless otherwise indicated) which, in the opinion of management, are necessary for a fair presentation of the results for the interim periods presented.

Certain information in footnote disclosures normally included in the financial statements were prepared in conformity with accounting principles generally accepted in the United States of America and have been condensed or omitted pursuant to such principles and the financial results for the periods presented may not be indicative of the full year’s results. The Company believes the disclosures are adequate to make the information presented not misleading.

Going Concern

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles which contemplate continuation of the Company as a going-concern basis. The going concern basis assumes that assets are realized and liabilities are extinguished in the ordinary course of business at amounts disclosed in the consolidated financial statements. The Company has incurred recurring losses from operations, and as of December 31, 2017, current liabilities exceed current assets by $2,637,087 and the Company has an accumulated deficit of $75,244,112. The Company’s ability to continue as a going concern depends upon its ability to obtain adequate funding to support its operations through continuing investments of debt and/or equity by qualified investors/creditors, internally generated working capital and monetization of intellectual property assets. These factors raise substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Management is currently pursuing a business strategy which includes raising the necessary funds to finance the Company’s development and marketing efforts.

Description of New Business Decisions

On September 30, 2016, the company recognized a write off of debt and prepaid expenses under the Oklahoma Statutes, Title 12, Section 12-95.A.1. and Section 12-95.A.2. for expired period of limitations.